CONSOLIDATED STATEMENTS OF STOCKHOLDERS'EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Convertible Notes	Warrant	Previously Reported	Retroactive application of recapitalization	Series 1 Convertible Preferred Stock	Series 1 Convertible Preferred Stock Previously Reported	Series 1 Convertible Preferred Stock Retroactive application of recapitalization	Common Stock	Common Stock Convertible Notes	Common Stock Warrant	Common Stock Previously Reported	Common Stock Retroactive application of recapitalization	Additional Paid-In Capital	Additional Paid-In Capital Convertible Notes	Additional Paid-In Capital Warrant	Additional Paid-In Capital Previously Reported	Additional Paid-In Capital Retroactive application of recapitalization	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Previously Reported	Accumulated Other Comprehensive Income (Loss) Retroactive application of recapitalization	Accumulated Deficit	Accumulated Deficit Previously Reported	Accumulated Deficit Retroactive application of recapitalization
Beginning balance (in shares) at Dec. 31, 2018	0			186,466,181	(186,466,181)
Beginning balance at Dec. 31, 2018	$ 0			$ 218,931	$ (218,931)
Ending balance (in shares) at Dec. 31, 2019	0
Ending balance at Dec. 31, 2019	$ 0
Beginning balance (in shares) at Dec. 31, 2018						0	3,405	(3,405)	42,223,732			9,583,163	32,640,569
Beginning balance at Dec. 31, 2018	8,890			$ (210,041)	$ 218,931	$ 0	$ 0	$ 0	$ 3			$ 0	$ 3	$ 219,483			$ 555	$ 218,928	$ 0	$ 0	$ 0	$ (210,596)	$ (210,596)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Effect of exchange transaction (in shares)									(3,368,264)
Effect of exchange transaction	(4,990)													(15,946)								10,956
Issuance of warrants to purchase common stock	1,217													1,217
Issuance of shares upon conversion of promissory note (in shares)									4,245,330
Issuance of shares upon conversion of promissory note	28,144													28,144
Settlement of litigation (in shares)									(2,905)
Issuance of shares upon exercise of stock options and warrants (in shares)									91,302
Issuance of common stock upon exercise of stock options and warrants	36													36
Stock-based compensation	1,531													1,531
Unrealized loss on available-for-sale securities	0
Foreign currency translation adjustment	54																		54
Net loss	(59,414)																					(59,414)
Ending balance (in shares) at Dec. 31, 2019						0			43,189,195
Ending balance at Dec. 31, 2019	(24,532)					$ 0			$ 3					234,465					54			(259,054)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Effect of exchange transaction (in shares)									(3,448,648)
Effect of exchange transaction	(3,268)													(10,605)								7,337
Cancellation of exchange transaction by shareholder (in shares)									184,520
Recognition of beneficial conversion feature related to convertible notes	1,629													1,629
Issuance of warrants to purchase common stock	168													168
Issuance of shares upon exercise of stock options and warrants (in shares)									277,718
Issuance of common stock upon exercise of stock options and warrants	422								$ 1					421
Stock-based compensation	4,542													4,542
Unrealized loss on available-for-sale securities	0
Foreign currency translation adjustment	(246)																		(246)
Net loss	(156,124)																					(156,124)
Ending balance (in shares) at Dec. 31, 2020									40,202,785
Ending balance at Dec. 31, 2020	(177,409)								$ 4					230,620					(192)			(407,841)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Merger and PIPE financing (in shares)									70,428,326
Merger and PIPE financing	248,144								$ 7					248,137
Conversion of securities into common stock (in shares)										10,921,548	2,759,970
Conversion of securities into common stock		$ 77,748	$ 60,568							$ 1					$ 77,747	$ 60,568
Exchange of warrants into common stock (in shares)									4,683,349
Exchange of warrants into common stock	168,647								$ 1					168,646
Issuance of common stock warrants for services	9,183													9,183
Public Warrant exercises (in shares)									12,638,723
Public Warrant exercises	312,116								$ 1					312,115
Issuance of 2028 Convertible Notes, net	130,979													130,979
Purchase of capped call options	$ (66,700)													(66,700)
Stock option exercises, net of statutory tax withholdings (in shares)	3,235,713								2,667,384
Stock option exercises, net of statutory tax withholdings	$ (9,574)													(9,574)
Legacy stock warrant exercises (in shares)									369,539
Legacy stock warrant exercises	418													418
Stock-based compensation	14,706													14,706
Unrealized loss on available-for-sale securities	(175)																		(175)
Foreign currency translation adjustment	387																		387
Net loss	(101,211)																					(101,211)
Ending balance (in shares) at Dec. 31, 2021									144,671,624
Ending balance at Dec. 31, 2021	$ 667,827								$ 14					$ 1,176,845					$ 20			$ (509,052)